Business Combinations - Summary Of Assets Acquired And Liabilities Assumed In The Business Combination (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Jul. 01, 2022
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 356,350	$ 353,645
Vuram Technology Solutions [Member]
Disclosure of detailed information about business combination [line items]
Cash			$ 4,670
Investments			11,235
Trade receivables			6,738
Unbilled revenue			705
Prepayment and other current assets			1,633
Property and equipment			707
Right-of-use assets			1,498
- Customer relationships			45,331
- Customer contracts			5,267
- Covenant not-to-compete			5,001
- Software & Trade name			92
Non-current assets			375
Deferred tax assets			632
Current liabilities			(7,799)
Non-current liabilities			(1,265)
Lease liabilities			(1,470)
Deferred tax liabilities			(13,717)
Net assets acquired			59,633
Less: Purchase consideration			(170,347)
Goodwill on acquisition			$ 110,714